Asset and Goodwill Impairment Testing - Additional Information (Detail)		12 Months Ended
	Oct. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) USD_per_LB	Dec. 31, 2022 CAD ($) USD_per_LB	Dec. 31, 2023 USD ($)	Jan. 01, 2022 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Finite life intangibles		$ 345,000,000	$ 400,000,000		$ 395,000,000
Key assumptions on impairment testing, strengthening of currencies effect on recoverable amounts		0.01
Recoverable amount exceeding carrying values		$ 600,000,000
Key assumptions on decrease in discount rate		0.30%		0.30%
Zinc
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | USD_per_LB			1.25
Treatment Charges
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | USD_per_LB			277
Zinc Premiums
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | USD_per_LB			0.11
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Future commodity price used in cash flow projections | USD_per_LB		3.90	3.60
Key assumptions on decrease in price variable				$ 0.1
Level 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount exceeding carrying values		$ 80,000,000
Steelmaking Coal Group of CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Foreign exchange rate used in cash flow projections		1.32
Projected expansion | Steelmaking Coal Group of CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount exceeding carrying values		600,000,000
Foreign exchange rate used in cash flow projections	$ 1.38	$ 1.33
Trail
Disclosure of impairment loss and reversal of impairment loss [line items]
Closing foreign exchange rate | USD_per_LB			1.30
Key assumptions on which management has based determination of fair value less costs of disposal, operating plan cash flow coverage period		80 years
Recoverable amount		$ 1,200,000,000
Post-tax real discount rates - Steelmaking Coal group of CGUs			5.50%
Quebrada Blanca
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax real discount rates - Steelmaking Coal group of CGUs		7.00%	6.50%	7.00%
Key assumptions on which management has based determination of project expansion period	49 years